Significant Accounting Policies - Impact of IFRS 16 on Basic and Diluted Earnings per Ordinary Share (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share	$ 2.104	$ 1.837	$ 2.767
Diluted earnings per ordinary share	$ 2.092	1.818	2.753
Previously reported [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share		1.847	2.798
Diluted earnings per ordinary share		1.828	2.784
Increase (decrease) due to application of IFRS 16 [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share		(0.010)	(0.031)
Diluted earnings per ordinary share		(0.010)	(0.031)
Restated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Basic earnings per ordinary share		1.837	2.767
Diluted earnings per ordinary share		$ 1.818	$ 2.753